Cash and Investments - Schedule of Interest Income and Dividends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest income:
Cash and short term investments	$ 158.1	$ 117.5
Bonds	555.0	441.9
Derivatives and other	30.8	(44.8)
Interest income	743.9	514.6
Dividends:
Dividend income	81.5	73.2
Investment expenses	(41.9)	(28.8)
Interest and dividends	783.5	559.0
Share of profit of associates	221.1	200.5
Preferred stocks
Dividends:
Dividend income	11.0	2.1
Common stocks
Dividends:
Dividend income	70.5	71.1
Investments in associates
Dividends:
Share of profit of associates	221.1	200.5
Impairment charges recorded in share of profit of associates	$ (57.3)	$ (46.6)